ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Shares excluded from the computation of diluted loss per share	46,166,667	0	45,833,333	0
Unrestricted cash	$ 3,344,071	$ 127,244	$ 310,199	$ 423,009